Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Schedule of composition of employee benefits	Composition of employee benefits:
As of December 31
2023	2022
$ millions	$ millions

Fair value of plan assets	453	432
Termination benefits	(64)	(86)
Defined benefit obligation	(653)	(664)
	(264)	(318)

Schedule of composition of fair value of the plan assets
Composition of fair value of the plan assets:

As of December 31
2023	2022
$ millions	$ millions

Equity instruments
With quoted market price	138	126
Without quoted market price	38	40
	176	166
Debt instruments
With quoted market price	240	232
Without quoted market price	13	10
	253	242
Deposits with insurance companies	24	24

	453	432

Schedule of movement in net defined benefit assets (liabilities)

E.	Movement in net defined benefit obligation and in its components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2023	2022	2023	2022	2023	2022
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as of January 1	432	648	(664)	(993)	(232)	(345)
Income (costs) included in profit or loss:
Current service costs	-	-	(15)	(23)	(15)	(23)
Interest income (expenses)	20	12	(31)	(20)	(11)	(8)
Past service cost	-	-	(1)	-	(1)	-
Effect of movements in exchange rates, net	(6)	(32)	10	56	4	24
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	-	-	24	230	24	230
Other actuarial gains	8	(147)	-	-	8	(147)
Change with respect to translation differences, net	12	(34)	(15)	43	(3)	9
Other movements:
Benefits received (paid)	(19)	(20)	39	43	20	23
Employer contribution	6	5	-	-	6	5
Balance as of December 31	453	432	(653)	(664)	(200)	(232)

Schedule of actuarial assumptions
Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2023	2022	2021
%	%	%

Discount rate as of December 31	4.9	4.7	2.1
Future salary increases	3.6	3.9	3.9
Future pension increase	2.6	2.8	2.3

Schedule of sensitivity analysis
Assuming all other assumptions remain constant, the following reasonably possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2023
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions

Significant actuarial assumptions
Salary increases	(10)	(5)	5	10
Discount rate	28	14	(14)	(28)
Mortality table	14	7	(7)	(14)